Note 13 - Leases	12 Months Ended
Dec. 31, 2024
Presentation of Leases for Lessee
Leases

Note 13. Leases

Accounting Policies

For each contract that is or contains a lease, Opera recognizes a lease liability and a right-of-use asset at the lease commencement date, except for short-term leases of 12 months or less and leases of low-value assets, which are recognized as expenses on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments to be made over the lease term, which include:

• fixed payments (and payments that are fixed in substance) less any lease incentives;

• variable lease payments that depend on an index or a rate;

• amounts expected to be paid under residual value guarantees; and

• the exercise price of any purchase option reasonably certain to be exercised by Opera, and payments of penalties for terminating a lease, if the lease term reflects management’s expectation of exercising the option to terminate.

The lease payments are discounted using Opera’s incremental borrowing rate because the interest rate implicit in the lease cannot be readily determined. A build-up approach was used to determine the incremental borrowing rate, starting with a risk-free rate, which was adjusted for estimated credit risk and other factors specific to the lease, including term, geographic location, currency and collateral.

After the commencement date, the lease liability is increased to reflect the accretion of interest and reduced for the lease payments made. The interest expense is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The lease liability is remeasured when there is a change in future lease payments following a contract renegotiation, a change of an index or rate or a reassessment of purchase options.

The right-of-use asset is initially measured at cost, which corresponds to the initial amount of the lease liability adjusted for any lease payments made at or before the lease commencement date, initial direct costs and the obligation to refurbish the asset, less any lease incentives granted by the lessor. Right-of-use assets are presented as property and equipment according to the nature of the underlying assets leased and are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as disclosed in Note 9. Any remeasurement of the lease liability results in a corresponding adjustment to the right-of-use asset.

Disaggregation of Leases

Opera has entered into leases of office properties and equipment such as servers and network equipment. Lease terms are negotiated on an individual basis and are for a wide range of different terms and conditions. Lease contracts are typically made for fixed periods of 6 months up to 7 years, but several property and equipment leases include extension and early termination options. These options are used to maximize operational flexibility. The majority of the extension and termination options are exercisable only by Opera and not by the respective lessors.

The table below presents the amounts of lease liabilities (in thousands):

	As of December 31,
	2023	2024
Non-current lease liabilities	$6,776	$5,631
Current lease liabilities	3,770	3,955
Total lease liabilities	$10,545	$9,586

See Note 15 for a maturity analysis of lease and other financial liabilities.

Set out below are the carrying amounts of right-of-use assets (in thousands):

	As of December 31,
	2023	2024
Office properties	$6,343	$5,600
Equipment	3,713	3,894
Total right-of-use assets	$10,056	$9,494

Additions to right-of-use assets during 2024 totaled $3.9 million (2023: $6.4 million). See Note 9 for additional details on right-of-use assets.

The Statement of Operations has the following amounts relating to leases (in thousands):

	Year ended December 31,
	2022	2023	2024
Depreciation expense of right-of-use assets presented as property	$(2,047)	$(1,664)	$(1,838)
Depreciation expense of right-of-use assets presented as equipment	(1,636)	(1,971)	(2,514)
Expense relating to short-term leases (included in other operating expenses)	(2,609)	(1,254)	(1,251)
Interest expense (included in finance expense)	(242)	(356)	(518)
Foreign exchange gain (loss)	103	(196)	601
Total lease-related expenses	$(6,431)	$(5,441)	$(5,520)

In 2024, the total cash outflow for leases was $6.5 million (2023: $6.1 million, and 2022: $6.2 million). Payments relating to leases of low-value assets were not material.

Security

Some lease agreements require that Opera provide cash deposits as security for lease payments. As of December 31, 2024, such cash deposits totaled $1.3 million (2023: $1.7 million). Leased assets may not be used as collateral for borrowing purposes.